Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 MXN ($) $ / $ Years Age	Dec. 31, 2018 USD ($) Years Age	Dec. 31, 2017 MXN ($) $ / $ $ / EUR / $	Dec. 31, 2016 MXN ($)
Disclosure of changes in accounting estimates [line items]
Impairment charges of property plan and equipment				$ 1,098,000,000
Net sales		$ 181,823,000,000	$ 9,260	182,850,000,000	$ 177,082,000,000
Net (loss) income		$ 15,070,000,000	$ 768	(11,654,000,000)	10,527,000,000
Official exchange rate | $ / $		19.6350
Cash and cash equivalents maturity period		3 months	3 months
Amortization expense for agreements with customers		$ 277,000,000		759,000,000	582,000,000
Investment in joint venture		0		0
Loss from equity financial asset classified at FVOCI		(1,039,000,000)	$ (53)
Goodwill impairment loss		$ 0
Minimum year of service for retirement benefits | Years		10	10
Minimum age for retirement benefits | Age		60	60
Distribution costs		$ 23,421,000,000		$ 25,041,000,000	$ 20,250,000,000
Profit sharing computation ratio on income		10.00%	10.00%
Income tax rate		30.00%	30.00%	30.00%	30.00%
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Expected sales completeion term		1 year	1 year
Property, plant and equipment [member]
Disclosure of changes in accounting estimates [line items]
Impairment of long lived assets				$ 1,098,000,000
Distribution rights 1 [member]
Disclosure of changes in accounting estimates [line items]
Impairment of long lived assets				745,000,000
Bottler agreement [member]
Disclosure of changes in accounting estimates [line items]
Intangible assets renewable term		10 years	10 years
Glass bottles [member]
Disclosure of changes in accounting estimates [line items]
Estimated useful life of bottles		3 years	3 years
PET bottles [member]
Disclosure of changes in accounting estimates [line items]
Estimated useful life of bottles		1.5 years	1.5 years
Venezuela [member]
Disclosure of changes in accounting estimates [line items]
Extraordinary loss related to deconsolidation				28,176,000,000
Reclasification of previously recorded in accumulated foreign currency translation losses in equity				26,123,000,000
Impairment charges of distribution rights				745,000,000
Impairment charges of property plan and equipment				1,098,000,000
Fair value loss on the investment				210,000,000
Net sales				4,005,000,000
Net (loss) income				$ (2,223,000,000)
Official exchange rate | / $				22,793
Cumulative inflation percentage		100.00%	100.00%
Cumulative inflation period		Three years	Three years
Mexico [member]
Disclosure of changes in accounting estimates [line items]
Income tax rate		30.00%	30.00%	30.00%	30.00%
Scenario Forecast [member] | Mexico [member]
Disclosure of changes in accounting estimates [line items]
Income tax rate	30.00%
Venezuela [member]
Disclosure of changes in accounting estimates [line items]
Fair value loss on the investment				$ 210,000,000
Loss from equity financial asset classified at FVOCI		$ (1,039,000,000)
DICOM [member] | Venezuela [member] | United States of America, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Official exchange rate | $ / $				25,000
DICOM [member] | Venezuela [member] | Euro member countries, Euro (member)
Disclosure of changes in accounting estimates [line items]
Official exchange rate | $ / EUR				30,987